Loans and Allowance for Loan Losses - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Loans	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Loans Pools	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Loans	$ 974,080,000		$ 974,080,000		$ 954,849,000	$ 719,913,000
Provision for loan losses	532,000	$ 605,000	$ 1,255,000	$ 1,330,000	$ 3,047,000	$ 1,200,000	$ 2,583,000
Troubled debt restructurings | Loans			0		0	0
Consumer Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Over-draft deposit accounts	301,000		$ 301,000		$ 280,000	$ 224,000
Purchase Credit Impaired Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Accretable yield	818,000		818,000		935,000	265,000	0
Interest income recognized	86,000	204,000	238,000	371,000	866,000	331,000	0
Provision for loan losses	0	0	0	0	0	0	0
Commercial and Industrial [Member]
Accounts Notes And Loans Receivable [Line Items]
Mortgage finance loans amount					18,852,000
Provision for loan losses	16,000	$ 267,000	261,000	$ 670,000	1,252,000	579,000	$ (371,000)
Residential Real Estate Loan Pools [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans	88,326,000		$ 88,326,000		74,738,000	23,900,000
Payments to acquire loans	$ 19,641,000				$ 60,600,000	$ 26,200,000
Purchased pools of residential real estate | Pools					4